Expense Example	Nov. 18, 2025 USD ($)
Defiance Leveraged Long DOCN ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Defiance Leveraged Long HTZ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Leveraged Long NEGG ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Leveraged Long NMAX ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Leveraged Long RUM ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	$ 415